CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net (loss) income		$ (11,967,505)	$ 2,496,554	$ 3,080,705
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expenses		102,665	67,070	5,551
Amortization of operating right-of-use assets		553,842	369,457	89,336
Share-based compensation		8,788,109	0	379,867
Loss from equity method investment		578,256	0	0
Impairment loss on investment		618,630	0	0
Deferred income taxes		153,428	439,934	714,861
Changes in operating assets and liabilities:
Receivables from clients, including related parties		6,569,798	(7,206,712)	(5,762,828)
Receivables from broker-dealers and clearing organization		(1,379,621)	3,935,524	(4,187,527)
Receivables from software licensing and related support services		(594,567)	(532,981)	(663,358)
Prepaid expenses and other current assets		(760,190)	213,282	(259,822)
Other assets		235,918	(284,194)	(121,088)
Payables to clients, including related parties		(7,893,666)	2,008,708	12,230,569
Payables to broker-dealers and clearing organization		5,103,768	(3,348,732)	5,467,408
Accrued expenses and other current liabilities		(153,473)	151,547	519,225
Amounts due to related parties		987,824	158,623	564,752
Operating lease liabilities		(583,251)	(315,227)	(89,635)
Net cash provided by (used in) operating activities		359,965	(1,847,147)	11,968,016
Cash flows from investing activities:
Purchase of property and equipment		(13,744)	(262,091)	(4,978)
Loan to ST MA Ltd	[1]	0	(445,893)	0
Purchase of investments		0	(7,501,453)	0
Net cash used in investing activities		(13,744)	(8,209,437)	(4,978)
Cash flows from financing activities:
Proceeds from borrowings from a related party		0	0	2,977,972
Repayment of borrowings from a related party		(1,800,000)	(1,500,000)	0
Payment for deferred offering costs		(562,591)	(797,170)	0
Proceeds from issuance of ordinary shares		5,121,620	0	10,000,000
Repurchase and retirement of ordinary shares		0	(6,000,000)	0
Principal payment for finance lease		(2,908)	(2,298)	(2,521)
Net cash provided by (used in) financing activities		2,756,121	(8,299,468)	12,975,451
Effect of exchange rate changes		145,791	148,996	(131,452)
Net increase (decrease) in cash, cash equivalents and cash segregated under regulatory requirements		3,248,133	(18,207,056)	24,807,037
Cash, cash equivalents and cash segregated under regulatory requirements at the beginning of the year		10,652,186	28,859,242	4,052,205
Cash, cash equivalents and cash segregated for regulatory requirements at the end of the year		13,900,319	10,652,186	28,859,242
Reconciliation of cash, cash equivalents and cash segregated under regulatory requirements
Cash and cash equivalents		7,717,087	4,948,090	19,092,552
Cash segregated under regulatory requirements		6,183,232	5,704,096	9,766,690
Cash, cash equivalents and cash segregated under regulatory requirements at the end of year		13,900,319	10,652,186	28,859,242
Supplemental disclosure of cash flow information:
Income taxes paid		0	0	0
Interest paid		253,738	158,441	18,041
Supplemental schedule of non-cash investing and financing activities
Obtaining operating right-of-use assets in exchange for operating lease liabilities		0	1,344,906	110,080
Non-cash sale of investments settled and offset against amounts due to a related party		0	1,982,709	0
Non-cash sale of investments settled and offset against amounts due to a third party		0	1,278,021	0
Non-cash deferred offering costs against accrued expenses		195,421	0	0
Non-cash settlement of receivable from software licensing and related support services -related party offset against payables to clients - related party		$ (330,580)	$ 0	$ 0

[1]	Refer to Note 8 to the consolidated financial statements.